EQUITRUST SERIES FUND, INC.

Supplement to Prospectus
dated December 1, 2003

Effective immediately, the ABA & DDA Account numbers listed on page 31 in the "How to Buy Shares - Purchases by Wire" section of the prospectus are replaced with the following State Street Bank numbers:

ABA #011000028

DDA Account #	Portfolio
0007-667-9		Value Growth
0007-668-7		High Grade Bond
0007-669-5		Strategic Yield
0007-670-3		Managed
0007-671-1		Money Market
0007-672-9		Blue Chip


Supplement dated June 15, 2004

737-018D